RELATED PARTYS ITEMS (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Repayment to related parties		$ 41,481	$ 17,431	$ 135,976	$ 148,552	$ 121,196
Interest expense		5,089	1,798	9,297	12,779	1,306
Interest expense		133,572		101,769	$ 60,669	34,872
Unsecured interest rate					5.00%
Borrowings from related party		7,250	15,430	37,871	$ 157,828	$ 171,776
Issued shares of common stock					16,667	266,667
Share based compensation					$ 37,500	$ 240,000
Accrued compensation				120,000	120,000
Management fees paid				5,000	0
Accrued liabilities		$ 871,875		$ 759,789	$ 714,986	$ 335,377
Shares of common stock		94,572,767		94,572,767	88,579,434	88,512,767
Management fees		$ 14,782	7,210	$ 2,353,858	$ 435,717	$ 59,370
Common Stock [Member]
Related Party Transaction [Line Items]
Issued shares of common stock					16,667	266,667
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings		7,250	15,430		$ 157,828
Repayment to related parties		41,481	17,431		148,552
Interest expense		6,425	$ 6,876	27,010	28,750
Notes payable related parties		802,518		836,749	934,854	$ 925,578
Interest expense		$ 124,841		$ 118,416	$ 91,406	62,657
Unsecured interest rate		3.00%		3.00%	3.00%
Due to related party		$ 3,275		$ 3,275	$ 3,275	$ 3,275
Issued shares of common stock					25,000
Share based compensation					$ 37,500
Accrued fees					120,000
Management fees					$ 0
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Share based compensation	$ 240,000
Shares of common stock						160,000
Shares issued price per share						$ 1.50
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued liabilities						$ 33,000
Management fees						$ 9,000
Related Party [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Issued shares of common stock						160,000